American Century Investments®
Quarterly Portfolio Holdings
American Century® Sustainable Equity ETF (ESGA)
May 31, 2024

Sustainable Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.3%
Lockheed Martin Corp.	1,294	608,620
Air Freight and Logistics — 1.0%
FedEx Corp.	2,606	661,820
United Parcel Service, Inc., Class B	8,544	1,187,018
		1,848,838
Automobile Components — 0.7%
Aptiv PLC(1)	15,866	1,321,003
Automobiles — 0.7%
Tesla, Inc.(1)	7,352	1,309,244
Banks — 3.4%
Bank of America Corp.	45,741	1,829,183
JPMorgan Chase & Co.	15,899	3,221,614
Regions Financial Corp.	72,334	1,399,663
		6,450,460
Beverages — 1.2%
PepsiCo, Inc.	12,844	2,220,728
Biotechnology — 2.1%
AbbVie, Inc.	13,493	2,175,611
Amgen, Inc.	3,090	945,076
Vertex Pharmaceuticals, Inc.(1)	1,758	800,488
		3,921,175
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	35,855	6,326,256
Building Products — 1.5%
Johnson Controls International PLC	27,075	1,946,963
Masco Corp.	11,957	836,034
		2,782,997
Capital Markets — 4.0%
Ameriprise Financial, Inc.	2,668	1,164,875
BlackRock, Inc.	1,659	1,280,798
Intercontinental Exchange, Inc.	5,995	802,730
Morgan Stanley	24,608	2,407,647
S&P Global, Inc.	4,360	1,863,944
		7,519,994
Chemicals — 1.8%
Ecolab, Inc.	5,566	1,292,425
Linde PLC	4,700	2,046,944
		3,339,369
Communications Equipment — 1.0%
Cisco Systems, Inc.	38,976	1,812,384
Consumer Finance — 0.7%
American Express Co.	5,155	1,237,200
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	1,826	1,478,859
Sysco Corp.	20,660	1,504,461
Target Corp.	10,497	1,639,212
		4,622,532
Containers and Packaging — 0.5%
Ball Corp.	14,963	1,038,881

Distributors — 0.5%
LKQ Corp.	21,465	923,639
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	49,082	2,019,724
Electric Utilities — 1.7%
NextEra Energy, Inc.	40,586	3,247,692
Electrical Equipment — 1.0%
Eaton Corp. PLC	5,776	1,922,542
Electronic Equipment, Instruments and Components — 1.4%
CDW Corp.	4,901	1,095,962
Keysight Technologies, Inc.(1)	10,473	1,450,301
		2,546,263
Energy Equipment and Services — 1.1%
Schlumberger NV	45,289	2,078,312
Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,630	269,128
Walt Disney Co.	7,776	808,004
		1,077,132
Financial Services — 2.7%
Block, Inc.(1)	4,848	310,660
Mastercard, Inc., Class A	3,644	1,629,123
Visa, Inc., Class A	11,732	3,196,501
		5,136,284
Food Products — 0.6%
Mondelez International, Inc., Class A	17,429	1,194,409
Ground Transportation — 1.4%
Saia, Inc.(1)	689	282,132
Uber Technologies, Inc.(1)	13,187	851,352
Union Pacific Corp.	6,812	1,585,970
		2,719,454
Health Care Equipment and Supplies — 1.0%
Dexcom, Inc.(1)	2,420	287,423
IDEXX Laboratories, Inc.(1)	902	448,249
Intuitive Surgical, Inc.(1)	2,756	1,108,243
		1,843,915
Health Care Providers and Services — 2.8%
Cigna Group	5,642	1,944,346
UnitedHealth Group, Inc.	6,841	3,388,826
		5,333,172
Hotels, Restaurants and Leisure — 0.5%
Airbnb, Inc., Class A(1)	2,998	434,500
Chipotle Mexican Grill, Inc.(1)	188	588,350
		1,022,850
Household Products — 1.1%
Colgate-Palmolive Co.	5,700	529,872
Procter & Gamble Co.	9,729	1,600,810
		2,130,682
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	6,424	1,298,868
Industrial REITs — 1.4%
Prologis, Inc.	23,111	2,553,534
Insurance — 2.3%
Marsh & McLennan Cos., Inc.	5,561	1,154,353
MetLife, Inc.	13,235	957,817
Progressive Corp.	6,012	1,269,614

Prudential Financial, Inc.	8,126	977,964
		4,359,748
Interactive Media and Services — 6.8%
Alphabet, Inc., Class A(1)	48,386	8,346,585
Meta Platforms, Inc., Class A	9,223	4,305,573
		12,652,158
IT Services — 2.0%
Accenture PLC, Class A	7,290	2,057,894
International Business Machines Corp.	9,735	1,624,285
		3,682,179
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	11,303	460,484
Life Sciences Tools and Services — 3.0%
Agilent Technologies, Inc.	13,340	1,739,669
Danaher Corp.	9,240	2,372,832
Thermo Fisher Scientific, Inc.	2,811	1,596,592
		5,709,093
Machinery — 2.5%
Cummins, Inc.	4,985	1,404,424
Deere & Co.	2,053	769,382
Parker-Hannifin Corp.	2,455	1,304,882
Xylem, Inc.	8,789	1,239,425
		4,718,113
Oil, Gas and Consumable Fuels — 2.4%
ConocoPhillips	20,762	2,418,358
EOG Resources, Inc.	16,760	2,087,458
		4,505,816
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	14,814	608,707
Eli Lilly & Co.	2,226	1,826,077
Merck & Co., Inc.	16,276	2,043,289
Novo Nordisk AS, ADR	11,111	1,503,096
Zoetis, Inc.	8,433	1,429,900
		7,411,069
Semiconductors and Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.(1)	15,847	2,644,864
Analog Devices, Inc.	8,938	2,095,872
Applied Materials, Inc.	8,639	1,858,076
ASML Holding NV, NY Shares	927	890,244
Broadcom, Inc.	630	836,987
NVIDIA Corp.	11,028	12,090,327
		20,416,370
Software — 11.5%
Adobe, Inc.(1)	967	430,083
Cadence Design Systems, Inc.(1)	5,746	1,645,137
Crowdstrike Holdings, Inc., Class A(1)	1,115	349,742
Dynatrace, Inc.(1)	6,008	274,746
Microsoft Corp.	38,074	15,805,660
Salesforce, Inc.	7,575	1,775,883
ServiceNow, Inc.(1)	670	440,143
Workday, Inc., Class A(1)	3,511	742,401
		21,463,795
Specialized REITs — 0.6%
Equinix, Inc.	1,519	1,158,967

Specialty Retail — 3.4%
CarMax, Inc.(1)	7,573	532,079
Home Depot, Inc.	8,358	2,798,843
TJX Cos., Inc.	18,406	1,897,659
Tractor Supply Co.	3,759	1,072,405
		6,300,986
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	51,593	9,918,754
Textiles, Apparel and Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	613	670,573
TOTAL COMMON STOCKS (Cost $144,218,652)		186,836,258
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $331,201)	331,201	331,201
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $144,549,853)		187,167,459
OTHER ASSETS AND LIABILITIES — 0.1%		134,487
TOTAL NET ASSETS — 100.0%		$187,301,946

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.